Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 29, 2011
(Delaware National High-Yield Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
Lifetime (12/31/08 to 12/31/10)	7.52%
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class
Average Annual Return:
1 Year	5.38%
Lifetime (12/31/08 to 12/31/10)	18.24%
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class | return after taxes on distributions
Average Annual Return:
1 Year	5.38%
Lifetime (12/31/08 to 12/31/10)	18.26%
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.48%
Lifetime (12/31/08 to 12/31/10)	16.65%
(Delaware National High-Yield Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware National High-Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	0.35%
5 Years	2.47%
10 Years	4.20%
(Delaware National High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	0.35%
5 Years	2.47%
10 Years	4.20%
(Delaware National High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	2.04%
5 Years	2.83%
10 Years	4.33%
(Delaware National High-Yield Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	0.26%
5 Years	2.39%
10 Years	4.04%
(Delaware National High-Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	3.24%
5 Years	2.65%
10 Years	3.89%
(Delaware Tax-Free New York Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware Tax-Free New York Fund) | Class A
Average Annual Return:
1 Year	(2.41%)
5 Years	2.99%
10 Years	4.39%
(Delaware Tax-Free New York Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(2.41%)
5 Years	2.99%
10 Years	4.39%
(Delaware Tax-Free New York Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.23%)
5 Years	3.14%
10 Years	4.39%
(Delaware Tax-Free New York Fund) | Class B
Average Annual Return:
1 Year	(2.51%)
5 Years	2.92%
10 Years	4.23%
(Delaware Tax-Free New York Fund) | Class C
Average Annual Return:
1 Year	0.52%
5 Years	3.20%
10 Years	4.09%
(Delaware Tax-Free Idaho Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware Tax-Free Idaho Fund) | Class A
Average Annual Return:
1 Year	(3.03%)
5 Years	2.90%
10 Years	4.10%
(Delaware Tax-Free Idaho Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(3.04%)
5 Years	2.90%
10 Years	4.09%
(Delaware Tax-Free Idaho Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.71%)
5 Years	3.03%
10 Years	4.10%
(Delaware Tax-Free Idaho Fund) | Class B
Average Annual Return:
1 Year	(3.12%)
5 Years	2.81%
10 Years	3.95%
(Delaware Tax-Free Idaho Fund) | Class C
Average Annual Return:
1 Year	(0.19%)
5 Years	3.07%
10 Years	3.80%
(Delaware Tax-Free California Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware Tax-Free California Fund) | Class A
Average Annual Return:
1 Year	(1.79%)
5 Years	2.26%
10 Years	4.12%
(Delaware Tax-Free California Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(1.79%)
5 Years	2.26%
10 Years	4.12%
(Delaware Tax-Free California Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.38%
5 Years	2.53%
10 Years	4.18%
(Delaware Tax-Free California Fund) | Class B
Average Annual Return:
1 Year	(1.72%)
5 Years	2.18%
10 Years	3.97%
(Delaware Tax-Free California Fund) | Class C
Average Annual Return:
1 Year	1.14%
5 Years	2.44%
10 Years	3.82%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	(2.06%)
5 Years	2.48%
10 Years	4.80%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	(2.06%)
5 Years	2.48%
10 Years	4.80%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	0.04%
5 Years	2.71%
10 Years	4.81%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	(2.16%)
5 Years	2.37%
10 Years	4.64%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	0.80%
5 Years	2.65%
10 Years	4.51%